Loans and Allowance for Credit Losses, by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Recorded Investment, Aging [Abstract]
90+ DPD and accruing	$ 22,569	$ 18,488
Nonaccrual loans	21,304	26,242
Purchased Credit Impaired Loans	36,719	41,430	51,705	58,797
Loans	769,631	757,267	782,770	864,830	382,195
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	2,142	3,213
Purchased Credit Impaired Loans	399	718	1,911	4,580
Loans	167,216	151,284	158,352	202,469	90,468
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	4,085	5,227
Purchased Credit Impaired Loans	3,270	2,855	4,137	5,803
Loans	105,975	99,435	97,527	94,923	36,747
Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	1,890	2,676
Purchased Credit Impaired Loans	1,745	2,949	5,207	6,462
Loans	19,382	25,333	36,978	42,861	18,854
Lease Financing [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	53	108
Purchased Credit Impaired Loans	0	0
Loans	13,117	13,094	14,210	15,829	6,772
Foreign Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	47	127
Purchased Credit Impaired Loans	1,353	1,413	1,733	1,859
Loans	39,760	32,912	29,398	33,882	7,441
Total Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	8,217	11,351
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Loans	345,450	322,058	336,465	389,964	160,282
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	163,583	146,135
30-89 DPD and still accruing	939	910
90+ DPD and accruing	153	308
Nonaccrual loans	2,142	3,213
Loans, excluding Purchased Credit Impaired Loans	166,817	150,566
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	97,410	90,233
30-89 DPD and still accruing	954	1,016
90+ DPD and accruing	256	104
Nonaccrual loans	4,085	5,227
Loans, excluding Purchased Credit Impaired Loans	102,705	96,580
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	15,471	19,005
30-89 DPD and still accruing	187	510
90+ DPD and accruing	89	193
Nonaccrual loans	1,890	2,676
Loans, excluding Purchased Credit Impaired Loans	17,637	22,384
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Lease Financing [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	12,934	12,927
30-89 DPD and still accruing	130	59
90+ DPD and accruing	0	0
Nonaccrual loans	53	108
Loans, excluding Purchased Credit Impaired Loans	13,117	13,094
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Foreign Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	38,122	31,350
30-89 DPD and still accruing	232	0
90+ DPD and accruing	6	22
Nonaccrual loans	47	127
Loans, excluding Purchased Credit Impaired Loans	38,407	31,499
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	327,520	299,650
30-89 DPD and still accruing	2,442	2,495
90+ DPD and accruing	504	627
Nonaccrual loans	8,217	11,351
Loans, excluding Purchased Credit Impaired Loans	$ 338,683	$ 314,123